Stock-based Compensation Textuals (Details) - USD ($) shares in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	14,750
Shares available for grant	2,200
Unrecognized compensation cost	$ 127,000,000
Unrecognized compensation cost, period for recognition	1 year 4 months 8 days
Capitalized stock-based compensation amount	$ 0	$ 0	$ 0
Fair value of awards vested	$ 181,400,000
Options outstanding	0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU vesting period	3 years